Related-party Transactions: Debt reassigned to non-related parties by related parties (Tables)	3 Months Ended
Jul. 31, 2013
Tables/Schedules
Debt reassigned to non-related parties by related parties

Debt reassigned to non-related parties by related parties	July 31, 2013

Partial reduction of a debt due to a company controlled by directors	$ 560,000
Partial reduction of the note and accrued interest due to a major shareholder	115,000
Partial reduction of a debt due to a company controlled by a major shareholder	75,000
Total debt reassigned to non-related parties (a)	$ 750,000